Statement of Additional Information Supplement -- May 23, 2005+

Fund Name
   (Date) SAI Form #
AXP California Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Core Bond Fund
   (9/29/04) S-6265-20 D
AXP Discovery Fund
   (9/29/04) S-6457-20 Z
AXP Diversified Bond Fund
   (10/29/04) S-6495-20 X
AXP Diversified Equity Income Fund
   (11/29/04) S-6475-20 X
AXP Dividend Opportunity Fund
   (8/27/04) S-6341-20 Y
AXP Equity Select Fund
   (1/28/05) S-6426-20 Y
AXP Equity Value Fund
   (5/28/04) S-6382-20 P, (5/27/05) S-6382-20 R
AXP Global Bond Fund
   (12/30/04) S-6334-20 X
AXP Global Technology Fund
   (12/30/04) S-6334-20 X
AXP Growth Fund
   (9/29/04) S-6455-20 Y
AXP High Yield Bond Fund
   (7/30/04) S-6370-20 X
AXP High Yield Tax-Exempt Fund
   (1/28/05) S-6430-20 Z
AXP Income Opportunities Fund
   (9/29/04) S-6265-20 D
AXP Inflation Protected Securities Fund
   (9/29/04) S-6265-20 D
AXP Insured Tax-Exempt Fund
   (8/27/04) S-6327-20 Z
AXP Intermediate Tax-Exempt Fund
   (1/28/05) S-6355-20 M

Fund Name
   (Date) SAI Form #
AXP Large Cap Equity Fund
   (9/29/04) S-6244-20 E
AXP Large Cap Value Fund
   (9/29/04) S-6246-20 E
AXP Limited Duration Bond Fund
   (9/29/04) S-6265-20 D
AXP Managed Allocation Fund
   (11/29/04) S-6141-20 Y
AXP Massachusetts Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Michigan Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Mid Cap Value Fund
   (11/29/04) S-6241-20 E
AXP Minnesota Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Mutual
   (11/29/04) S-6326-20 Y
AXP New Dimensions Fund
   (9/29/04) S-6440-20 X
AXP New York Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Ohio Tax-Exempt Fund
   (8/27/04) S-6328-20 Y
AXP Partners Aggressive Growth Fund
   (7/30/04) S-6236-20 F
AXP Partners Fundamental Value Fund
   (7/30/04) S-6236-20 F
AXP Partners Growth Fund
   (7/30/04) S-6236-20 F
AXP Partners International Aggressive Growth Fund
   (12/30/04) S-6242-20 G
AXP Partners International Core Fund
   (12/30/04) S-6242-20 G

Fund Name
   (Date) SAI Form #
AXP Partners International Select Value Fund
   (12/30/04) S-6242-20 G
AXP Partners International Small Cap Fund
   (12/30/04) S-6242-20 G
AXP Partners Select Value Fund
   (7/30/04) S-6236-20 F
AXP Partners Small Cap Core Fund
   (7/30/04) S-6236-20 F
AXP Partners Small Cap Growth Fund
   (5/28/04) S-6301-20 F, (5/27/05) S-6301-20 G
AXP Partners Small Cap Value Fund
   (7/30/04) S-6236-20 F
AXP Partners Value Fund
   (7/30/04) S-6236-20 F
AXP Portfolio Builder Conservative Fund
   (4/1/05) S-6282-20 C
AXP Portfolio Builder   Moderate Conservative Fund
   (4/1/05) S-6282-20 C
AXP Portfolio Builder Moderate Fund
   (4/1/05) S-6282-20 C
AXP Portfolio Builder   Moderate Aggressive Fund
   (4/1/05) S-6282-20 C
AXP Portfolio Builder Aggressive Fund
   (4/1/05) S-6282-20 C
AXP Portfolio Builder Total Equity Fund
   (4/1/05) S-6282-20 C
AXP Precious Metals Fund
   (5/28/04) S-6142-20 Y, (5/27/05) S-6142-20 Z
AXP Quantitative Large Cap Equity Fund
   (9/29/04) S-6263-20 D

Fund Name
   (Date) SAI Form #
AXP Real Estate Fund
   (8/27/04) S-6281-20 C
AXP Selective Fund
   (7/30/04) S-6376-20 Y
AXP Short Duration U.S. Government Fund
   (7/30/04) S-6042-20 Y
AXP Small Cap Advantage Fund
   (5/28/04) S-6427-20 H, (5/27/05) S-6427-20 J
AXP Small Company Index Fund
   (4/1/05) S-6357-20 N
AXP Stock Fund
   (11/29/04) S-6351-20 Y
AXP Strategy Aggressive Fund
   (5/28/04) S-6381-20 P, (5/27/05) S-6381-20 R
AXP Tax-Exempt Bond Fund
   (1/28/05) S-6310-20 Z
AXP Threadneedle Emerging Markets Fund
   (12/30/04) S-6334-20 X
AXP Threadneedle European Equity Fund
   (12/30/04) S-6006-20 G
AXP Threadneedle Global Balanced Fund
   (12/30/04) S-6334-20 X
AXP Threadneedle Global Equity Fund
   (12/30/04) S-6334-20 X
AXP Threadneedle International Fund
   (12/30/04) S-6140-20 Z
AXP U.S. Government Mortgage Fund
   (7/30/04) S-6245-20 E

The following language replaces the paragraph "Class A -- Calculation of the Sales Charge" section:

Sales charges are determined as follows:
                                                                     Sales charge* as a percentage of:
                                                      Public offering price**                        Net amount invested
Total market value                               Equity Funds  Fixed Income Funds          Equity Funds       Fixed Income Funds
Up to $49,999                                       5.75%             4.75%                     6.10%             4.99%
$50,000-$99,999                                     4.75              4.25                      4.99              4.44
$100,000-$249,999                                   3.50              3.50                      3.63              3.63
$250,000-$499,999                                   2.50              2.50                      2.56              2.56
$500,000-$999,999                                   2.00              2.00                      2.04              2.04
$1,000,000 or more                                  0.00              0.00                      0.00              0.00

  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Offering price includes the sales charge.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                                   Number of participants
Total plan assets                                  1-99           100 or more
Less than $1 million                                4%                0%
$1 million or more                                  0%                0%

The following language replaces the paragraph "Class A -- Letter of Intent
(LOI)" under the "Investing in the Fund" section:

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000.

Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Right of Accumulation or the total value of the new investment combined with the market value of the existing American Express mutual fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; does not include reinvested dividends and directed dividends earned in any American Express mutual funds; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

The following language has been added under the section "Investing in the Fund":

Class B Shares

Class B shares have a contingent deferred sales charge (CDSC) for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

S-6373 A (5/05)

+ Valid until next update